Quarterly Financial Information (Unaudited)	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information (Unaudited)
Quarterly Financial Information (Unaudited)

NOTE 19. QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The following tables represent our quarterly financial results:

	2016 Calendar Quarter
	First	Second	Third	Fourth[1]	Annual
Total Operating Revenues	$40,535	$40,520	$40,890	$41,841	$163,786
Operating Income	7,131	6,560	6,408	4,248	24,347
Net Income	3,885	3,515	3,418	2,515	13,333
Net Income Attributable to AT&T	3,803	3,408	3,328	2,437	12,976
Basic Earnings Per Share
Attributable to AT&T2	$0.62	$0.55	$0.54	$0.39	$2.10
Diluted Earnings Per Share
Attributable to AT&T2	$0.61	$0.55	$0.54	$0.39	$2.10
Stock Price
High	$39.45	$43.21	$43.47	$42.73
Low	33.51	37.86	39.71	36.13
Close	39.17	43.21	40.61	42.53
[1]	Includes an actuarial loss on pension and postretirement benefit plans (Note 12), asset impairment charge (Note 1) and change in accounting estimate (Note 1).
[2]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.

	2015 Calendar Quarter
	First	Second	Third	Fourth[1]	Annual
Total Operating Revenues	$32,576	$33,015	$39,091	$42,119	$146,801
Operating Income	5,557	5,773	5,923	7,532	24,785
Net Income	3,339	3,184	3,078	4,086	13,687
Net Income Attributable to AT&T	3,263	3,082	2,994	4,006	13,345
Basic Earnings Per Share
Attributable to AT&T2	$0.63	$0.59	$0.50	$0.65	$2.37
Diluted Earnings Per Share
Attributable to AT&T2	$0.63	$0.59	$0.50	$0.65	$2.37
Stock Price
High	$35.07	$36.45	$35.93	$34.99
Low	32.41	32.37	30.97	32.17
Close	32.65	35.52	32.58	34.41
[1]	Includes an actuarial gain on pension and postretirement benefit plans (Note 12) and asset abandonment charges (Note 6).
[2]	Quarterly earnings per share impacts may not add to full-year earnings per share impacts due to the difference in weighted-average common shares for the quarters versus the weighted-average common shares for the year.